Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended	1 Months Ended				1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014 CEO	Oct. 08, 2013 CEO	Mar. 25, 2014 CEO Employment Agreement	Aug. 09, 2010 CEO Employment Agreement	Mar. 25, 2014 CEO Employment Agreement	Apr. 02, 2014 Subsequent Event CEO	Mar. 25, 2014 Subsequent Event CEO	Mar. 25, 2014 Subsequent Event CEO Employment Agreement	Mar. 25, 2014 Subsequent Event CEO Employment Agreement December 15,2014 (the "Initial Vesting Date")	Mar. 25, 2014 Subsequent Event CEO Employment Agreement Vest in 24 monthly installments	Mar. 31, 2014 Subsequent Event Directors Officers And Employees	Mar. 31, 2014 Subsequent Event Officer	Mar. 31, 2014 Subsequent Event Employees And Consultants
Subsequent Event [Line Items]
Employment agreement date							Aug. 09, 2010				Mar. 25, 2014
Salary paid						$ 400,000	$ 350,000				$ 400,000
Annual target bonus as percentage of base salary						50.00%	50.00%				50.00%
Option granted to purchase common stock shares	4,182,350	2,379,441			91,398						1,580,129			807,500	390,000	417,500
Common stock, par value	$ 0.001	$ 0.001	$ 0.001					$ 0.001			$ 0.001
Weighted-average exercise price, Granted under the Plans	$ 4.03	$ 0.68				$ 1.35					$ 1.35			$ 1.35
Vesting period of the stock option						10 years					10 years			10 years
Exercisable vesting option												395,033	49,379
Number of monthly installments options vest											24 months
Vesting option exercisable period	8 years 7 months 6 days	5 years 9 months 18 days								90 days
Stock option exercise	$ 374,000	$ 376	$ 4,583	$ 2,700,000					$ 2,700,000